LONG-TERM DEBT - Revolving Credit Facility (Details) - USD ($) $ in Thousands	Dec. 18, 2018	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt, principal amount outstanding		$ 238,314	$ 228,147
Minimum
Debt Instrument [Line Items]
Commitment fee rate range, depending on leverage ratio	0.375%
Maximum
Debt Instrument [Line Items]
Commitment fee rate range, depending on leverage ratio	0.50%
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 30,000
Debt, principal amount outstanding		$ 0	$ 0	$ 0
Eurocurrency | Minimum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio	4.50%
Eurocurrency | Maximum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio	4.75%
Base | Minimum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio	3.50%
Base | Maximum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio	3.75%